Details of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash and deposits in bank	$ 61,184	$ 54,918
Time deposits	229,419	220,047
Bonds acquired under repurchase agreements	32,563	10,024
Total cash and cash equivalents	323,166	284,989
Restricted cash	25,087	22,138
Total cash ,cash equivalents, and restricted cash	$ 348,253	$ 307,127	$ 381,523	$ 321,177